----                                                                        ----

                                                     SCHRODER SERIES TRUST

                                                        Schroder Equity
                                                        Value Fund

                                                        Schroder Small
                                                        Capitalization Value
                                                        Fund

                                                        Schroder Investment
                                                        Grade Income Fund

                                                        Schroder Short-Term
                                                        Investment Fund

                                                        SEMI-ANNUAL REPORT
        Schroder Series Trust
                                                        April 30, 1997
            P.O. Box 8507
                                                        (Unaudited)
         Boston, Mass. 02266
            1-800-464-3108
                0497WS

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

INVESTMENT MANAGER

Schroder Capital Management Inc. ("SCM"), is an indirect wholly owned subsidiary of Schroders plc. SCM or its affiliates have been investment managers since Wertheim & Co. was founded in 1927. The firm was renamed in 1995 following its integration with the Schroder Investment Management Group which manages in excess of $150 billion for clients globally. The new organization now has an expanded capital base as well as total global representation in financial markets. As of March 31, 1997, SCM had over $4 billion in assets under management.

June 23, 1997

Dear Shareholder:

We are pleased to present the semi-annual report for Schroder Series Trust for the six month period ending April 30, 1997.

The six-month period covered by the report was one of continued strength for the U.S. equity markets and one in which the fundamental economic background in the U.S. remained favorable. Growth in the first quarter of 1997 was significantly faster than most commentators had predicted late in 1996, and exceeded our own relatively optimistic expectations. That this growth continues to be achieved with little upward pressure on inflation is encouraging, but equally prompts questions as to its sustainability when the economy is operating with so little slack. It is therefore not surprising that markets have become more volatile in the last few months, reflecting the debate as to the timing of interest rate increases and the probability of wage cost pressures showing up in the published inflation indices as the year progresses.

It appears likely that such pressures will materialize and that further interest rate increases should be expected in the second half of the year. This is likely to restrict the scope for gains in the market and to lead to additional volatility. We nevertheless expect any upward pressure on inflation to be very modest and hence the extent of interest rate increases needed to control it to be low by historic standards, perhaps only 1% in total. It is moreover encouraging that the very significant changes evident in U.S. business in the last few years, reflected in improved profitability and productivity, appear to remain an important corporate goal.

Thank you for your support and interest in Schroder Series Trust.

Sincerely,

Ashbel C. Williams, Jr.
President

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SCHRODER EQUITY VALUE FUND
------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS AS OF APRIL 30, 1997

Strong corporate profit growth and an inactive price environment overcame occasional fears of an overextended economy and the threat of higher interest rates to produce well above-average equity market returns for the six months ended April 30, 1997. The Schroder Equity Value Fund rose 13.80% for the first half of its fiscal year as compared with a 14.72% increase in the S&P 500 Index over the same period. Relative performance benefited from management's stock selection in consumer staples and technology as well as an overweighting in the latter sector early in the period. The Fund's underweighting in consumer cyclicals and basic industries also aided relative performance while its underweight position in healthcare and cash position, though not immoderate, constrained performance.

Management continues to expect further tightening of short-term interest rates from the Federal Reserve Bank and slower economic growth in the second half of 1997 and in 1998. We believe that foreign economies are likely to grow faster than the U.S. economy and that domestically, the capital goods sector will be stronger than the consumer sector. Based on this, the Fund's most concentrated position relative to the S&P 500 is in the capital goods sector, where we have the greatest confidence in the prospective earnings growth of our holdings and where we find attractive valuations relative to the market for that earnings growth. Consumer cyclicals and consumer durables conversely remain underweighted. Finally, the portfolio currently has no holdings in the telecommunications sector, where secularly, we foresee large capital requirements in a fiercely competitive environment.

Looking forward, our greatest concern remains corporate profits which are likely to come under pressure from increasing labor costs, rising depreciation expenses, and limited pricing power. Management's strategy will continue to focus on those companies with visible earnings prospects, catalysts for growth, strong management teams, and financial or operating flexibility for the more difficult times ahead. We will also continue to be diligent in buying stocks at attractive valuations at this stage in the market cycle toward the goal of a portfolio characterized by high relative earnings growth and low relative price to earnings multiples.

--------------------------------------------------------------------------------

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SCHRODER EQUITY VALUE FUND
------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1997

                TOP TEN HOLDINGS
SECURITY                        % OF NET ASSETS

------------------------------------------------
Colgate Palmolive Co.                    4.2%
Textron Inc.                             3.9%
General Electric Co.                     3.8%
Allied-Signal Inc.                       3.8%
Mobil Corp.                              3.5%
Cisco Systems Inc.                       3.2%
BankAmerica Corp.                        3.2%
American International Group
 Inc.                                    3.1%
Philip Morris Cos.                       2.9%
Wal Mart Stores Inc.                     2.9%
                                   ---------
Total                                   34.5    %

             INVESTMENT BY INDUSTRY
INDUSTRY                        % OF NET ASSETS
------------------------------------------------
Basic Industry                           3.2%
Capital Goods                           19.1%
Consumer Cyclical                        5.8%
Consumer Staples                        16.2%
Energy                                   9.5%
Financial Services                      15.4%
Healthcare                               8.1%
Technology                               9.6%
Transportation                           1.9%
Utilities                                4.5%
Cash Equivalents and Other Net
 Assets                                  6.7%
                                   ---------
Total                                  100.0    %

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                                       3

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS AS OF APRIL 30, 1997

The Schroder Small Capitalization Value Fund appreciated 0.51% for the three month period ended April 30, 1997, substantially outperforming its benchmark, the Russell 2000 Index, which declined 6.77% over the same period. For the six months ended April 30, 1997, the Fund was up 15.71% versus a 1.61% increase for the Russell 2000 Index.

Over the last six months, large cap equities have substantially outperformed small cap equities. As of April 30, a striking valuation dichotomy is apparent. While large cap equity indices are trading toward the high end of historic valuation parameters, on a price-to-cash flow, price-to-sales, and price-to-book value basis small cap indices are trading beneath their 1991 valuation levels, when the last small cap period of relative outperformance began. While being inexpensive may be insufficient to spark a rally, earnings for large companies are beginning to decelerate due to the strong value of the U.S. dollar, continued low pricing power, increasing cost pressures, and less restructuring savings. Simultaneously, their valuations are at historic highs. Small cap stocks generally have less global exposure and, therefore, less vulnerability to a strong dollar, enabling their relative earnings growth to exceed large companies. At their current low valuation levels, small caps may be perceived as having lower risk which could spark some reallocation of large cap equity into the small cap market.

Value style investing has outperformed growth in the small cap arena since the sharp market correction last summer. Management believes that concern with the overall market level and the direction of interest rates will continue to favor our valuation discipline and strict fundamental analysis. We attribute the Fund's significant outperformance over its benchmark for the six months ended April 30, to our focused, bottom-up, stock-by-stock portfolio building process and close monitoring of each stock's reward to risk ratio. Our universe of eligible portfolio candidates has never been greater. In the rush to chase the market's most liquid issues, small cap equities have fallen between the cracks. We endeavor to identify the best businesses with the best prospects and the best management within our historically cheap universe.

Merger and acquisition activity has accelerated over the last year. Large companies with inflated equity valuations and significantly improved cash flows have the means to buy smaller entities at reasonable prices. For example, the Fund purchased a position in MEASUREX in late November when the company consistently appeared in the new low list. Trading at less than half the multiple of its only public look-alike, Honeywell, with a five year earnings growth rate and other key financial measures which dwarfed the Honeywell record, Measurex jumped out in our reward-to-risk analysis. Within six weeks of our purchase, Honeywell bought Measurex at a 47% premium to our purchase cost. Although we seldom achieve such instant gratification, we believe the Measurex story plainly illustrates the valuation discrepancy between large and small cap universes. We like the values and the valuations of our small cap universe. While we cannot rule out another sharp overall market correction which would take down everything initially, we do believe that value issues will recover the fastest from such a sell-off as investors realize they were not overvalued in the first place.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1997

                TOP TEN HOLDINGS
SECURITY                        % OF NET ASSETS

------------------------------------------------
Burr Brown Corp.                         3.6%
Stratus Computer Inc.                    3.5%
Western National Corp.                   3.4%
Wyman Gordon Co.                         3.4%
Energy Ventures Inc.                     3.4%
Gerber Scientific Inc.                   3.3%
AptarGroup Inc.                          3.3%
WestPoint Stevens Inc.                   3.3%
Data General Corp.                       3.3%
Minerals Technologies Inc.               3.1%
                                   ---------
Total                                   33.6    %

             INVESTMENT BY INDUSTRY
INDUSTRY                        % OF NET ASSETS
------------------------------------------------
Autos and Transportation                 1.6%
Consumer Discretionary                   7.2%
Consumer Staples                         2.4%
Energy                                  11.9%
Financial Services                      24.3%
Health Care                              8.0%
Materials and Processing                10.5%
Producer Durables                       13.0%
Technology                              16.2%
Other                                    3.3%
Cash Equivalents and Other Net
 Assets                                  1.6%
                                   ---------
Total                                  100.0    %

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                                       5

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS AS OF APRIL 30, 1997

The Schroder Investment Grade Income Fund returned 1.02% for the six months ended April 30, 1997, compared to its benchmark, the Lehman Government/Corporate Index, which returned +1.30% over the same period.

The Fund underperformed as U.S. Treasury yields on the entire yield curve rose between thirty and forty basis points during the six month period. Stronger than expected economic growth led to a clear warning, delivered by Federal Reserve Chairman Alan Greenspan, that monetary policy could be tightened to contain inflationary pressures. The Fed Funds target was raised by 25 basis points on March 25, 1997.

Management has responded to shifting relative values by reducing the Fund's corporate bond exposure in favor of mortgage-backed securities. After several years of strong corporate profit growth, the yield premium of corporate securities, relative to U.S. Treasury issues, had contracted to near historically low levels. Given the maturity of the economic cycle, and the likelihood that profit growth will now be on a declining trend, management's opinion is that these yield premiums are unlikely to contract further. Simultaneously, mortgage-backed security yield premiums, while at their long term average relative to U.S. Treasury issues, had widened relative to corporate issues. The rate of mortgage prepayments, which can impact the security's yield and average maturity, had slowed, rendering mortgage-backed a more attractive sector. In the six months ended April 30, 1997, this sector's weighting was increased from 14.6% to 25.1%.

For the balance of 1997, management anticipates that economic growth will remain above its longer term non-inflationary trend. The Federal Reserve will likely raise monetary policy by an additional fifty basis points during this period. As a result, we are maintaining the Fund's cautious duration policy. On April 30, 1997 the Fund's modified duration was 4.3 years, or fifteen percent shorter than its benchmark. Corporate sector yield premiums remain near historic lows. Within the corporate sector, there is only a minimal incremental yield offered by companies with lower investment grade quality ratings. Management intends to continue to increase the credit quality of the remaining corporate issues in the Fund. The corporate sector's weighting will be further reduced, favoring both U.S. Treasury issues and mortgage securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1997

                TOP TEN HOLDINGS
SECURITY                       % OF NET ASSETS

------------------------------------------------
U.S. Treasury Note
 6.125% 05/15/98                        8.2%
U.S. Treasury Note
 7.250% 08/15/04                        5.2%
U.S. Treasury Note
 7.500% 10/31/99                        4.5%
U.S. Treasury Note
 7.375% 11/15/97                        4.2%
Ford Motor Credit Co.
 6.250% 12/08/05                        3.9%
Lucent Technologies
 7.250% 07/15/06                        3.3%
FNMA
 6.400% 09/27/05                        3.3%
FHLB
 6.225% 10/24/05                        3.1%
FNMA PL# 303909
 7.000% 05/01/26                        3.0%
FNMA PL# 250030
 7.000% 05/01/24                        2.9%
                                  ----------
Total                                  41.6     %

              INVESTMENT BY SECTOR
SECTOR                         % OF NET ASSETS
------------------------------------------------
Corporate Notes                        31.6%
Government Agencies                    11.5%
Mortgages                              25.1%
U.S. Treasury Issues                   26.8%
Cash Equivalents and Other
 Net Assets                             5.0%
                                  ----------
Total                                 100.0     %

                 CREDIT QUALITY
                              % OF MARKET VALUE
RATING                          OF INVESTMENTS
------------------------------------------------
U.S. Treasury Issues                   26.9%
Government Agencies                    36.7%
AAA                                     0.0%
AA                                      4.7%
A                                      23.8%
BAA                                     7.9%
                                  ----------
Total                                 100.0     %

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                                       7

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS AS OF APRIL 30, 1997

The Schroder Short Term Investment Fund returned 2.14% for the six months ended April 30, 1997, compared to its benchmark, the 90 day U.S. Treasury Bill's return of 2.60%.

The Federal Reserve raised short term interest rates by twenty-five basis points on March 25, 1997. The tightening of monetary policy was, according to the Fed's notes, "taken in light of persisting strength in demand which is increasing the risk of inflation imbalances developing in the economy." Management's economic outlook anticipates the continuation of above trend growth for the balance of 1997. We expect the monetary authorities to raise interest rates by an additional fifty basis points in the next two quarters.

The yield relationships of alternative securities within the money markets have remained broadly unchanged, during the six month period ended April 30, 1997. As a result of the interest rate increase, the yields offered by investing in asset and mortgage-backed issues have increased more than the 90 day U.S. Treasury bill yield. Should the yield premium of this sector continue to widen, management anticipates an allocation of Fund assets to this market.

Management's fundamental research process has continued to expand the list of approved corporate issuers whose short-dated paper may be utilized as other issues mature within the portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------

                 Portfolio Characteristics as of April 30, 1997

                TOP TEN HOLDINGS
SECURITY                       % OF NET ASSETS

------------------------------------------------
FHLB Note
 5.990% 2/9/98                          4.7%
FNMA Floating Rate Note
 6.016% 4/14/00                         4.7%
Travelers Group Note
 5.750% 4/15/98                         4.7%
American Express Credit
 Corp.
 C/P 5/21/97                            4.7%
Carnival Corp.
 5.750% 3/15/98                         4.7%
General Electric Capital
 Corp.
 C/P 6/3/97                             4.7%
US Treasury Note
 5.125% 2/28/98                         4.7%
Prudential Funding Corp.
 C/P 6/17/97                            4.7%
Walt Disney Co.
 C/P 7/16/97                            4.6%
Ford Motor Credit Corp.
 C/P 7/22/97                            4.6%
                                  ----------
Total                                  46.8     %

              INVESTMENT BY SECTOR
SECTOR                         % OF NET ASSETS
------------------------------------------------
Asset and Mortgage Backed
 Issues                                 1.1%
Commercial Paper                       37.2%
Corporate Notes                        27.8%
U.S. Agency Discount Notes             15.4%
U.S. Treasury Notes and
 Agencies                              18.6%
Cash Equivalents and Other
 Net Assets                           (0.1)%
                                  ----------
Total                                 100.0     %

                 CREDIT QUALITY
                              % OF MARKET VALUE
RATING                          OF INVESTMENTS
------------------------------------------------
A1/P1 (C/P)                            38.4%
US Treasury/Agency                     34.2%
AAA                                    27.4%
AA                                      0.0%
                                  ----------
Total                                 100.0     %

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                                       9

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

PERFORMANCE INFORMATION

                                          ONE YEAR ENDED      INCEPTION TO      ONE YEAR ENDED      INCEPTION TO
                                          MARCH 31, 1997     MARCH 31, 1997*    APRIL 30, 1997     APRIL 30, 1997*
                                         -----------------  -----------------  -----------------  -----------------
Schroder Equity Value Fund.............         15.62%             12.96%             19.08%             14.02%
Schroder Small Capitalization Value
 Fund..................................         18.39%             12.85%             14.14%             13.75%
Schroder Investment Grade Income
 Fund..................................          3.37%              4.43%              5.66%              4.75%
Schroder Short-Term Investment Fund....          4.82%              4.11%              4.66%              4.15%

*From commencement of operations (February 16, 1994 for Schroder Equity Value Fund and Schroder Small Capitalization Value Fund; February 22, 1994 for Schroder Investment Grade Income Fund and January 11, 1994 for Schroder Short-Term Investment Fund).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF THE DATES SPECIFIED, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS IN THE FUNDS AND DO NOT CONSTITUTE INVESTMENT ADVICE:
INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

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                                       10

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                                       11

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SCHRODER EQUITY VALUE FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

    Shares                                            Value $
 ---------                                            -----------
            COMMON STOCKS
            BASIC INDUSTRY - (3.2%)
    18,300  Ferro Corporation                             569,588
    16,900  Reynolds Metals Company                     1,147,087
                                                      -----------
                                                        1,716,675
            CAPITAL GOODS - (19.1%)
    27,900  Allied Signal, Incorporated                 2,015,775
       851  Boeing Company                                 83,930
    15,000  Fluor Corporation                             825,000
    18,400  General Electric Company                    2,040,100
    23,000  General Signal Corporation                    902,750
    18,200  McDonnell Douglas Corporation               1,080,625
    17,500  Rockwell International Corporation          1,163,750
    18,400  Textron, Incorporated                       2,049,300
                                                      -----------
                                                       10,161,230
            CONSUMER CYCLICAL - (5.8%)
     2,900  Eastman Kodak Company                         242,150
    24,000  McDonald's Corporation                      1,287,000
    54,500  Wal Mart Stores, Incorporated               1,539,625
                                                      -----------
                                                        3,068,775
            CONSUMER STAPLES - (16.2%)
    27,400  Albertson's, Incorporated                     904,200
    20,000  Colgate Palmolive Company                   2,220,000
    15,700  CPC International, Incorporated             1,297,212
    21,400  Kimberly Clark Corporation                  1,096,750
    39,400  Philip Morris Companies, Incorporated       1,551,375
     5,700  Procter & Gamble Company                      716,775
    18,400  Rite Aid Corporation                          846,400
                                                      -----------
                                                        8,632,712
            ENERGY - (9.5%)
    17,500  Amerada Hess Corporation                      850,937
    12,200  Amoco Corporation                           1,020,225
    19,600  Chevron Corporation                         1,342,600

    Shares                                            Value $
 ---------                                            -----------

            ENERGY - (CONTINUED)
    14,400  Mobil Corporation                           1,872,000
                                                      -----------
                                                        5,085,762
            FINANCIAL SERVICES - (15.4%)
    21,600  Allstate Corporation                        1,414,800
    12,700  American International Group,
             Incorporated                               1,631,950
    14,500  BankAmerica Corporation                     1,694,687
     9,400  Citicorp                                    1,058,675
     7,800  General Reinsurance Corporation             1,304,550
    19,900  Travelers Group, Incorporated               1,101,963
                                                      -----------
                                                        8,206,625
            HEALTHCARE - (8.1%)
    16,400  American Home Products Corporation          1,086,500
    17,700  Bristol-Myers Squibb Company                1,159,350
    27,400  Columbia/HCA Healthcare Corporation           959,000
    38,400  Pharmacia & Upjohn, Incorporated            1,137,600
                                                      -----------
                                                        4,342,450
            TECHNOLOGY - (9.6%)
    16,400  Autodesk, Incorporated                        582,200
    33,300  Cisco Systems, Incorporated (1)             1,723,275
     7,400  Intel Corporation                           1,133,125
    13,400  Linear Technology Corporation                 673,350
    25,700  LSI Logic Corporation (1)                     983,025
                                                      -----------
                                                        5,094,975
            TRANSPORTATION - (1.9%)
    32,300  Ryder Systems, Incorporated                 1,005,338
                                                      -----------
            UTILITIES - (4.5%)
    19,300  FPL Group, Incorporated                       861,263
    33,100  GTE Corporation                             1,518,462
                                                      -----------
                                                        2,379,725
                                                      -----------
            TOTAL COMMON STOCKS
             (Cost $39,073,025) - 93.3%                49,694,267
                                                      -----------

See notes to financial statements.
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                                       12

--------------------------------------------------------------------------------
SCHRODER EQUITY VALUE FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

 Principa l
 Amount $                                             Value $
 ---------                                            -----------
            SHORT TERM INVESTMENT
             REPURCHASE AGREEMENT - (7.5%)
 3,999,000  State Street Bank and Trust Company
             5.000% 05/01/1997 (2)
             (Cost $3,999,000) - 7.5%                   3,999,000
                                                      -----------
            TOTAL INVESTMENTS
             (Cost $43,072,025) - 100.8%               53,693,267
            LIABILITIES IN EXCESS
             OF OTHER ASSETS - (0.8)%                    (449,846)
                                                      -----------
            NET ASSETS - 100.0%                       $53,243,421
                                                      -----------
                                                      -----------

(1)  Non-income producing security.
(2) The repurchase agreement, dated 4/30/97, with a repurchase price of $3,999,555, is collateralized by a $3,775,000 United States Treasury Note, 8.75%, 8/15/00.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

    Shares                                            Value $
 ---------                                            -----------
            COMMON STOCKS
            AEROSPACE/DEFENSE - (3.4%)
   120,000  Wyman Gordon Company (1)                    2,520,000
                                                      -----------
            BANKS - (4.1%)
    31,000  Bank United Corporation                       945,500
    44,600  Hibernia Corporation                          574,225
    18,900  InterWest Bancorp, Incorporated               538,650
     4,200  Silicon Valley Bancshares (1)                 147,000
    65,400  Sovereign Bancorp, Incorporated               801,150
                                                      -----------
                                                        3,006,525
            BRANDED CONSUMER
             PRODUCTS - (1.5%)
    41,000  K2, Incorporated                            1,071,125
                                                      -----------
            BUILDING CONSTRUCTION - (0.2%)
     3,900  Stone & Webster, Incorporated                 149,175
                                                      -----------
            BUSINESS SERVICES - (5.2%)
    71,000  Jacobs Engineering Group, Incorporated
             (1)                                        1,810,500
    46,000  Policy Management Systems Corporation
             (1)                                        2,001,000
                                                      -----------
                                                        3,811,500
            CAPITAL EQUIPMENT - (6.8%)
   148,000  Gerber Scientific, Incorporated             2,442,000
    57,000  Kollmorgen Corporation                        733,875
    61,000  Waters Corporation (1)                      1,807,125
                                                      -----------
                                                        4,983,000
            CHEMICALS - (7.2%)
    30,000  Cambrex Corporation                         1,016,250
    65,000  Minerals Technologies, Incorporated         2,283,125
    72,000  OM Group, Incorporated                      2,007,000
                                                      -----------
                                                        5,306,375

    Shares                                            Value $
 ---------                                            -----------
            COMPUTERS & BUSINESS
             EQUIPMENT - (6.7%)
   128,000  Data General Corporation (1)                2,400,000
    66,000  Stratus Computer, Incorporated (1)          2,565,750
                                                      -----------
                                                        4,965,750
            CONSUMER ELECTRONICS - (2.4%)
    47,000  Harman International Industries,
             Incorporated                               1,797,750
                                                      -----------
            DRUGS & HEALTH CARE - (5.5%)
    45,200  Alpharma, Incorporated                        655,400
    39,500  Genesis Health Ventures, Incorporated
             (1)                                        1,180,063
    48,500  R. P. Scherer Corporation (1)               2,231,000
                                                      -----------
                                                        4,066,463
            ELECTRONICS - (3.7%)
    91,000  Burr-Brown Corporation (1)                  2,684,500
                                                      -----------
            FINANCIAL SERVICES - (4.8%)
    46,700  AmVestors Financial Corporation               747,200
    17,000  Eaton Vance Corporation                       752,250
    52,000  Liberty Financial Companies,
             Incorporated                               2,047,500
                                                      -----------
                                                        3,546,950
            GAS EXPLORATION - (5.4%)
    68,000  Parker & Parsley Petroleum Company          2,244,000
   111,000  Snyder Oil Corporation                      1,762,125
                                                      -----------
                                                        4,006,125
            INSURANCE - (15.4%)
    50,000  Delphi Financial Group, Incorporated (1)    1,775,000
    38,300  Horace Mann Educators Corporation           1,795,312

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

    Shares                                            Value $
 ---------                                            -----------
            COMMON STOCKS
            INSURANCE - (CONTINUED)
    37,400  Liberty Corporation                         1,449,250
    51,500  Protective Life Corporation                 2,278,875
    36,000  Vesta Insurance Group, Incorporated         1,503,000
    98,000  Western National Corporation                2,523,500
                                                      -----------
                                                       11,324,937
            MANUFACTURING - (5.8%)
    92,000  Greenfield Industries, Incorporated         1,874,500
    62,000  WestPoint Stevens, Incorporated (1)         2,425,750
                                                      -----------
                                                        4,300,250
            PACKAGING - (3.3%)
    61,000  Aptargroup, Incorporated                    2,440,000
                                                      -----------
            PETROLEUM SERVICES - (6.4%)
    37,000  Energy Ventures, Incorporated (1)           2,474,375
   161,000  Tuboscope Vetco International
             Corporation (1)                            2,254,000
                                                      -----------
                                                        4,728,375
            PUBLISHING - (2.4%)
    86,000  Harland John H. Company                     1,773,750
                                                      -----------
            REAL ESTATE - (3.3%)
    57,000  Beacon Properties Corporation               1,759,875
    31,800  MGI Properties, Incorporated                  659,850
                                                      -----------
                                                        2,419,725

    Shares                                            Value $
 ---------                                            -----------

            SOFTWARE - (3.1%)
    21,000  Sybase, Incorporated (1)                      309,750
   136,000  Symantec Corporation (1)                    1,955,000
                                                      -----------
                                                        2,264,750
            TRANSPORTATION - (1.7%)
    37,000  Wisconsin Central Transportation
             Corporation (1)                            1,211,750
                                                      -----------
            TOTAL COMMON STOCKS
             (Cost $58,840,269) - 98.3%                72,378,775
                                                      -----------
 Principal
 Amount $
 ---------
            SHORT TERM INVESTMENT
            REPURCHASE AGREEMENT - (1.9%)
 1,385,000  State Street Bank and Trust Company
             5.000% 05/01/1997 (2)
             (Cost $1,385,000) - 1.9%                   1,385,000
                                                      -----------
            TOTAL INVESTMENTS
             (Cost $60,225,269) - 100.2%               73,763,775
                                                      -----------
            LIABILITIES IN EXCESS
             OF OTHER ASSETS - (0.2)%                    (125,166)
                                                      -----------
            NET ASSETS - 100.0%                       $73,638,609
                                                      -----------
                                                      -----------

(1)  Non-income producing security.
(2) The repurchase agreement, dated 4/30/97, with a repurchase price of $1,395,192, is collateralized by a $1,310,000 United States Treasury Note, 8.75%, 8/15/00.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------
            GOVERNMENT AND
             AGENCY SECURITIES
            FEDERAL AGENCIES - (3.1%)
   700,000  Federal Home Loan Bank Consolidated
             Discount Notes
             6.225% 10/24/2005                            667,009
                                                      -----------
            FEDERALLY CHARTERED - (8.4%)
            Federal National Mortgage Association
   650,000  6.250% 08/12/2003                             624,832
   500,000  6.320% 12/23/2003                             484,170
   725,000  6.400% 09/27/2005                             698,980
                                                      -----------
                                                        1,807,982
            U. S. GOVERNMENT
             SECURITIES - (26.8%)
   500,000  United States Treasury Bond
             7.125% 02/15/2023                            504,350
            United States Treasury Notes
 1,755,000  6.125% 05/15/1998                           1,757,808
   330,000  6.250% 10/31/2001                             326,321
   200,000  7.000% 07/15/2006                             203,358
 1,075,000  7.250% 08/15/2004                           1,110,367
   900,000  7.375% 11/15/1997                             907,326
   950,000  7.500% 10/31/1999                             974,671
                                                      -----------
                                                        5,784,201
                                                      -----------
            TOTAL GOVERNMENT
             AND AGENCY SECURITIES
            (Cost $8,194,621) - 38.3%                   8,259,192
                                                      -----------
            MORTGAGE BACKED
             SECURITIES
            COLLATERALIZED MORTGAGE
             OBLIGATIONS - (9.3%)
            Federal Home Loan Mortgage Corporation
   250,000  Series 1698 Class 1698 G
             6.000% 05/15/2008                            241,210
   500,000  Series 1543 Class 1543 PJ
             7.000% 10/15/2022                            489,505

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------

            COLLATERALIZED MORTGAGE
             OBLIGATIONS - (CONTINUED)
            Federal National Mortgage Association
   575,000  Tranche 1997 1 Class B
             6.500% 02/18/2004                            559,947
   250,000  Tranche 1996 53 Class M
             6.500% 12/18/2011                            233,290
   500,000  Series 1997 25 Class VB
             7.000% 09/18/2012                            488,495
                                                      -----------
                                                        2,012,447
            MORTGAGE PASS-THROUGH
             SECURITIES - (15.8%)
   567,399  Federal Home Loan Mortgage Corporation
             Pool # G00432
             8.000% 01/01/2026                            576,443
            Federal National Mortgage Association
   579,874  Pool # 303945
             7.000% 12/01/2010                            574,620
   651,637  Pool # 250030
             7.000% 05/01/2024                            631,886
   653,896  Pool # 303909
             7.000% 05/01/2026                            634,076
            Government National Mortgage Association
   601,653  Pool # 780350
             6.500% 05/15/2009                            589,620
   384,020  Pool # 423825
             8.000% 06/15/2026                            389,420
                                                      -----------
                                                        3,396,065
                                                      -----------
            TOTAL MORTGAGE BACKED SECURITIES
             (Cost $5,414,396) - 25.1%                  5,408,512
                                                      -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------
            CORPORATE BONDS
            FINANCE & BANKING - (17.5%)
   350,000  Associates Corporation of North America
             6.400% 10/20/2002                            341,054
   500,000  Citicorp
             7.125% 09/01/2005                            496,990
   500,000  Dean Witter Discover & Company
             6.875% 03/01/2003                            493,240
   900,000  Ford Motor Credit Company
             6.250% 12/08/2005                            840,384
            General Motors Acceptance Corporation
   300,000  6.750% 07/18/2003                             295,056
   250,000  6.750% 10/06/2003                             245,783
   400,000  Merrill Lynch & Company, Incorporated
             6.640% 09/19/2002                            394,124
   100,000  NCNB Corporation
             10.200% 07/15/2015                           123,437
   550,000  Sears Roebuck Acceptance Corporation
             6.500% 10/04/2000                            544,511
                                                      -----------
                                                        3,774,579
            INDUSTRIALS - (4.7%)
   650,000  Nabisco, Incorporated
             7.050% 07/15/2007                            629,759
   395,000  Nike, Incorporated
             6.375% 12/01/2003                            382,546
                                                      -----------
                                                        1,012,305

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------

            LEISURE TIME - (2.8%)
   575,000  Royal Caribbean Cruises Limited
             8.250% 04/01/2005                            598,569
                                                      -----------
            OIL - (1.3%)
   265,000  Chevron Corporation
             8.110% 12/01/2004                            277,158
                                                      -----------
            TECHNOLOGY - (3.2%)
   700,000  Lucent Technologies, Incorporated
             7.250% 07/15/2006                            704,550
                                                      -----------
            TRANSPORTATION - (2.1%)
   500,000  Burlington Northern Santa Fe
             6.875% 02/15/2016                            456,085
                                                      -----------
            TOTAL CORPORATE BONDS
             (Cost $6,927,287) - 31.6%                  6,823,246
                                                      -----------
            SHORT TERM INVESTMENT
            REPURCHASE AGREEMENT - (4.6%)
   986,000  State Street Bank and Trust Company
             5.000% 05/01/1997 (1)
             (Cost $986,000) - 4.6%                       986,000
                                                      -----------
            TOTAL INVESTMENTS
             (Cost $21,522,304) - 99.6%                21,476,950
            OTHER ASSETS LESS LIABILITIES - 0.4%           85,894
                                                      -----------
            NET ASSETS - 100.0%$                       21,562,844
                                                      -----------
                                                      -----------

(1) The repurchase agreement, dated 4/30/97, with a repurchase price of $986,137, is collateralized by a $935,000 United States Treasury Note, 8.75%, 8/15/00.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------
            ASSET BACKED SECURITY
            AUTO LOAN - (0.2%)
    51,083  General Motors Acceptance Corporation
             Grantor Trust Series 1993-A Class A
             4.150% 03/16/1998
             (Cost $50,995) - 0.2%                         50,947
                                                      -----------
            GOVERNMENT AND
             AGENCY SECURITIES
            COLLATERALIZED MORTGAGE
             OBLIGATION - (0.9%)
   293,615  Federal Home Loan Mortgage PC Guaranteed
             Series 1489 Class 1489 C
             5.000% 04/15/2002                            292,984
                                                      -----------
            FEDERAL AGENCIES - (15.4%)
 1,500,000  Federal Farm Credit Bank Discount Note
             5.170% 11/17/1997                          1,453,750
            Federal Home Loan Bank Consolidated
             Discount Notes
 1,000,000  5.290% 09/10/1997                             980,603
 1,000,000  5.310% 11/30/1998                             985,310
 1,500,000  5.990% 02/09/1998                           1,502,400
                                                      -----------
                                                        4,922,063
            FEDERALLY CHARTERED - (13.9%)
            Federal National Mortgage Association
             Discount Notes
 1,500,000  5.510% 09/18/1997                           1,469,142
 1,500,000  5.560% 10/02/1997                           1,466,056
 1,500,000  Federal National Mortgage Association
             Medium Term Note
             6.016% 04/14/2000 (1)                      1,500,000
                                                      -----------
                                                        4,435,198

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------

            U. S. GOVERNMENT SECURITY - (4.7%)
 1,500,000  United States Treasury Note
             5.125% 02/28/1998                          1,490,520
                                                      -----------
            TOTAL GOVERNMENT
             AND AGENCY SECURITIES
            (Cost $11,148,317) - 34.9%                 11,140,765
                                                      -----------
            CORPORATE BONDS
            FINANCIAL SERVICES - (9.3%)
 1,500,000  General Motors Acceptance Corporation
             5.390% 08/04/1997                          1,477,477
 1,500,000  Travelers Group, Incorporated
             5.750% 04/15/1998                          1,495,860
                                                      -----------
                                                        2,973,337
            GOVERNMENT - (4.6%)
 1,500,000  Province De Quebec
             5.720% 10/15/1997                          1,460,407
                                                      -----------
            INDUSTRIALS - (4.6%)
 1,500,000  Campbell Soup Company
             5.420% 10/08/1997                          1,462,067
                                                      -----------
            LEISURE TIME - (4.7%)
 1,500,000  Carnival Corporation
             5.750% 03/15/1998                          1,494,525
                                                      -----------
            SERVICES - (4.6%)
 1,500,000  Private Export Funding Corporation
             5.380% 08/25/1997                          1,472,498
                                                      -----------
            TOTAL CORPORATE BONDS
             (Cost $8,862,385) - 27.8%                  8,862,834
                                                      -----------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------
            COMMERCIAL PAPER
            ENTERTAINMENT - (4.6%)
 1,500,000  Disney, Walt Company
             5.350% 07/16/1997                          1,482,203
                                                      -----------
            FINANCIAL SERVICES - (32.6%)
 1,500,000  American Express Company
             5.270% 05/21/1997                          1,495,609
 1,500,000  Associates Corporation of North America
             5.250% 08/18/1997                          1,474,158
 1,500,000  duPont E I de Nemours & Company
             5.250% 08/06/1997                          1,477,003
 1,500,000  Ford Motor Credit Company
             5.350% 07/22/1997                          1,480,798
 1,500,000  General Electric Capital Corporation
             5.290% 06/03/1997                          1,492,726
 1,500,000  John Deere Capital Corporation
             5.250% 08/19/1997                          1,473,921
 1,500,000  Prudential Funding Corporation
             5.300% 06/17/1997                          1,489,621
                                                      -----------
                                                       10,383,836
            TOTAL COMMERCIAL PAPER
             (Cost $11,873,609) - 37.2%                11,866,039
                                                      -----------

 Principa l
 Amount $                                             VALUE $
 ---------                                            -----------

            OTHER SHORT TERM
             INVESTMENT
            REPURCHASE AGREEMENT - (2.0%)
   645,000  State Street Bank and Trust Company
             5.000% 05/01/1997 (2)
             (Cost $645,000) - 2.0%                       645,000
                                                      -----------
            TOTAL INVESTMENTS
             (Cost $32,580,306) - 102.1%               32,565,585
            LIABILITIES IN EXCESS
             OF OTHER ASSETS - (2.1)%                    (672,511)
                                                      -----------
            NET ASSETS - 100.0%                       $31,893,074
                                                      -----------
                                                      -----------

(1)  Variable rate note.
(2) The repurchase agreement, dated 4/30/97, with a repurchase price of $645,090, is collateralized by a $610,000 United States Treasury Note, 8.75%, 8/15/00.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

                                                                SMALL     INVESTMENT
                                                  EQUITY     CAPITALIZATION    GRADE   SHORT-TERM
                                                   VALUE        VALUE       INCOME     INVESTMENT
                                                   FUND         FUND         FUND         FUND
                                                -----------  -----------  -----------  -----------
 ASSETS
   Investments in securities, at value - Note
     2........................................  $53,693,267  $73,763,775  $21,476,950  $32,565,585
   Cash.......................................          480         966          394           902
   Dividends receivable.......................       40,067       5,173            0             0
   Interest receivable........................          556         192      296,067        76,166
   Receivable for securities sold.............            0   1,045,395            0             0
   Receivable for trust shares sold...........      603,067     165,490            0        11,601
   Deferred organizational costs..............       20,649      20,649       20,989        18,555
   Prepaid expenses...........................       16,416      19,750       12,734        14,537
   Due from Schroder Capital Management Inc. -
     Note 3...................................            0           0        4,883             0
                                                -----------  -----------  -----------  -----------
       TOTAL ASSETS...........................   54,374,502  75,021,390   21,812,017    32,687,346
 LIABILITIES
   Payable for securities purchased...........    1,058,384   1,225,080      204,224             0
   Payable for trust shares redeemed..........       11,601      67,851            0       748,576
   Advisory fee payable - Note 3..............       31,173      57,121        8,869        10,646
   Accounts payable and accrued expenses......       29,923      32,729       34,209        32,563
   Dividends payable..........................            0           0        1,871         2,487
                                                -----------  -----------  -----------  -----------
       TOTAL LIABILITIES......................    1,131,081   1,382,781      249,173       794,272
                                                -----------  -----------  -----------  -----------
       NET ASSETS.............................  $53,243,421  $73,638,609  $21,562,844  $31,893,074
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------
 NET ASSETS
   Capital paid-in............................  $40,141,819  $56,281,040  $21,618,702  $32,011,619
   Undistributed (distributions in excess of)
     net investment income....................       94,687     (90,377 )     (7,018 )       1,283
   Accumulated net realized gain (loss) on
     investments..............................    2,385,673   3,909,440       (3,486 )    (105,107)
   Net unrealized appreciation (depreciation)
     of investments...........................   10,621,242  13,538,506      (45,354 )     (14,721)
                                                -----------  -----------  -----------  -----------
       NET ASSETS.............................  $53,243,421  $73,638,609  $21,562,844  $31,893,074
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------
   Net asset value, offering and redemption
     price per share..........................  $     13.06  $    13.77   $     9.42   $      9.86
   Total shares outstanding at end of
     period...................................    4,076,712   5,347,046    2,288,124     3,235,801
   Cost of securities.........................  $43,072,025  $60,225,269  $21,522,304  $32,580,306

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

                                                                SMALL
                                                  EQUITY    CAPITALIZATION    INVESTMENT    SHORT-TERM
                                                  VALUE         VALUE        GRADE INCOME   INVESTMENT
                                                   FUND          FUND            FUND         FUND
                                                ----------  --------------   ------------   ---------
 INVESTMENT INCOME
   Dividend income............................  $  412,010   $   278,640     $         0    $      0
   Interest income............................      64,227        71,895         756,391     850,147
                                                ----------  --------------   ------------   ---------
       TOTAL INCOME...........................     476,237       350,535         756,391     850,147
 EXPENSES
   Investment advisory fees - Note 3..........     180,555       315,265          55,634      61,621
   Administrative fees - Note 3...............      35,688        47,949          18,263      23,912
   Custodian fees.............................      21,839        23,192          20,113      17,654
   Audit fees.................................       7,537         7,526           7,537       7,537
   Legal fees.................................       6,678         6,667           6,678       6,678
   Printing expenses..........................       2,976         2,971           2,976       2,976
   Trustees fees - Note 4.....................       4,860         4,852           4,860       4,860
   Transfer agent fees........................      21,025        20,991          21,025      21,025
   Organizational expenses....................       4,784         4,784           4,784       4,784
   Registration fees..........................       4,779         4,635           4,755       4,679
   Insurance..................................         552           704             278         393
   Other......................................       1,198         1,376             698         973
   Expenses borne by Schroder Capital
     Management Inc. - Note 3.................           0             0         (23,043)          0
                                                ----------  --------------   ------------   ---------
       TOTAL EXPENSES.........................     292,471       440,912         124,558     157,092
                                                ----------  --------------   ------------   ---------
       NET INVESTMENT INCOME (LOSS)...........     183,766       (90,377)        631,833     693,055
                                                ----------  --------------   ------------   ---------
 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss) on investments....   2,431,268     3,916,931          (3,139)       (698)
   Change in net unrealized appreciation
     (depreciation) of investments............   3,384,209     4,570,872        (387,511)    (32,220)
                                                ----------  --------------   ------------   ---------
   NET GAIN (LOSS)............................   5,815,477     8,487,803        (390,650)    (32,918)
                                                ----------  --------------   ------------   ---------
 NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS.................................  $5,999,243   $ 8,397,426     $   241,183    $660,137
                                                ----------  --------------   ------------   ---------
                                                ----------  --------------   ------------   ---------

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
APRIL 30, 1997

                                                     EQUITY VALUE FUND
                                                ---------------------------
                                                 SIX MONTHS        YEAR
                                                   ENDED          ENDED
                                                  4/30/97        10/31/96
                                                ------------   ------------
                                                (UNAUDITED)
 INCREASE (DECREASE) IN NET ASSETS
   From operations:
     Net investment income (loss).............  $    183,766   $    400,366
     Net realized gain (loss) on
       investments............................     2,431,268      2,347,661
     Change in net unrealized appreciation
       (depreciation) of investments..........     3,384,209      4,535,784
                                                ------------   ------------
     Net increase in net assets resulting from
       operations.............................     5,999,243      7,283,811
   Net equalization debits....................             0              0
   Dividends and distributions to
     Shareholders:
     From net investment income...............      (386,573)      (443,762)
     In excess of net investment income.......             0              0
     From net realized capital gains..........    (2,294,529)    (2,980,634)
   Net increase (decrease) from trust share
     transactions.............................     7,020,021        957,494
                                                ------------   ------------
         TOTAL INCREASE (DECREASE)............    10,338,162      4,816,909
   Net Assets
     Beginning of period......................    42,905,259     38,088,350
                                                ------------   ------------
     End of period (a)........................  $ 53,243,421   $ 42,905,259
                                                ------------   ------------
                                                ------------   ------------

   (a) Including undistributed (distributions
     in excess of) net investment income......  $     94,687   $    297,494

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
APRIL 30, 1997

   SMALL CAPITALIZATION        INVESTMENT GRADE             SHORT-TERM
        VALUE FUND               INCOME FUND             INVESTMENT FUND
 ------------------------  ------------------------  ------------------------
 SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
   4/30/97     10/31/96      4/30/97     10/31/96      4/30/97     10/31/96
 -----------  -----------  -----------  -----------  -----------  -----------
 (UNAUDITED)               (UNAUDITED)               (UNAUDITED)

 $   (90,377) $  (169,856) $   631,833  $ 1,409,904  $   693,055  $ 1,483,189
   3,916,931    5,532,400       (3,139)     246,670         (698)      (1,966)
   4,570,872    4,106,542     (387,511)    (654,055)     (32,220)       3,256
 -----------  -----------  -----------  -----------  -----------  -----------
   8,397,426    9,469,086      241,183    1,002,519      660,137    1,484,479
           0            0       (7,545)      (7,265)           0            0
           0            0     (623,238)  (1,404,178)    (691,719)  (1,506,838)
           0            0            0            0            0      (30,276)
  (5,368,195)     (28,662)    (246,670)    (306,566)           0            0
  21,995,194   (8,755,194)  (1,508,485)     719,126    1,398,088   (3,356,675)
 -----------  -----------  -----------  -----------  -----------  -----------
  25,024,425      685,230   (2,144,755)       3,636    1,366,506   (3,409,310)
  48,614,184   47,928,954   23,707,599   23,703,963   30,526,568   33,935,878
 -----------  -----------  -----------  -----------  -----------  -----------
 $73,638,609  $48,614,184  $21,562,844  $23,707,599  $31,893,074  $30,526,568
 -----------  -----------  -----------  -----------  -----------  -----------
 -----------  -----------  -----------  -----------  -----------  -----------

 $   (90,377) $         0  $    (7,018) $    (8,068) $     1,283  $       (53)

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EQUITY VALUE FUND
------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                SIX MONTHS                                  PERIOD
                                                   ENDED       YEAR ENDED OCTOBER 31,        ENDED
                                                 APRIL 30,                                OCTOBER 31,
                                                  1997(1)        1996          1995         1994(2)
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT BEGINNING OF PERIOD.......  $ 12.18         $   11.12     $    9.45     $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income (3)................     0.05              0.11          0.11        0.06
     Net Realized and Unrealized Gain (Loss)
       on Investments.........................     1.59              1.92          1.63       (0.61)
                                                -----------   -----------   -----------   -----------
     TOTAL FROM INVESTMENT OPERATIONS.........     1.64              2.03          1.74      (0.55)
                                                -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
     From Net Investment Income...............    (0.11)            (0.13)        (0.07)       0.00
     From Net Realized Capital Gains..........    (0.65)            (0.84)         0.00        0.00
                                                -----------   -----------   -----------   -----------
     Total Distributions......................    (0.76)            (0.97)        (0.07)       0.00
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT END OF PERIOD.............  $ 13.06         $   12.18     $   11.12     $  9.45
                                                -----------   -----------   -----------   -----------
                                                -----------   -----------   -----------   -----------
 TOTAL RETURN.................................    13.80%(4)         19.30%        18.63%      (5.50)%(4)
 RATIOS & SUPPLEMENTAL DATA
     Net Assets at End of Period (000's)......  $53,243         $  42,905     $  38,088     $21,309
     Ratio of Operating Expenses to Average
       Net Assets (3).........................     1.21%(5)          1.26%         1.40%       1.30%(5)
     Ratio of Net Investment Income to Average
       Net Assets.............................     0.76%(5)          0.94%         1.27%       1.37%(5)
     Portfolio Turnover Rate..................    29.77%(4)         56.83%        83.15%     102.56%(4)
     Average Commission per Share (6).........  $  0.06         $    0.06            --          --

(1) Unaudited.
(2) For the period February 16, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1995 - $0.11 and 1.45%; 1994 - $0.02 and 2.17%, respectively.
(4) Not annualized.
(5) Annualized.
(6) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                SIX MONTHS                                  PERIOD
                                                   ENDED       YEAR ENDED OCTOBER 31,        ENDED
                                                 APRIL 30,                                OCTOBER 31,
                                                  1997(1)        1996          1995         1994(2)
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT BEGINNING OF PERIOD.......  $ 13.05         $   10.77     $    9.77     $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income (Loss) (3).........    (0.02)            (0.05)        (0.03)       0.00
     Net Realized and Unrealized Gain (Loss)
       on Investments.........................     2.00              2.34          1.03       (0.23)
                                                -----------   -----------   -----------   -----------
     TOTAL FROM INVESTMENT OPERATIONS.........     1.98              2.29          1.00       (0.23)
                                                -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
     From Net Realized Capital Gains..........    (1.26)            (0.01)         0.00        0.00
                                                -----------   -----------   -----------   -----------
     Total Distributions......................    (1.26)            (0.01)         0.00        0.00
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT END OF PERIOD.............  $ 13.77         $   13.05     $   10.77     $  9.77
                                                -----------   -----------   -----------   -----------
                                                -----------   -----------   -----------   -----------
 TOTAL RETURN.................................    15.71%(4)         21.17%        10.27%      (2.30)%(4)
 RATIOS & SUPPLEMENTAL DATA
     Net Assets at End of Period (000's)......  $73,639         $  48,614     $  47,929     $21,193
     Ratio of Operating Expenses to Average
       Net Assets (3).........................     1.33%(5)          1.43%         1.56%       1.45%(5)
     Ratio of Net Investment Income to Average
       Net Assets.............................    (0.27)%(5)        (0.34)%       (0.29)%      0.17%(5)
     Portfolio Turnover Rate..................    26.11%(4)         81.63%        45.74%      18.53%(4)
     Average Commission per Share (6).........  $  0.06         $    0.06            --          --

(1) Unaudited.
(2) For the period February 16, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1995 - ($0.03) and 1.62%, 1994 - ($0.04) and 3.15%, respectively.
(4) Not annualized.
(5) Annualized.
(6) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                SIX MONTHS                                  PERIOD
                                                   ENDED       YEAR ENDED OCTOBER 31,        ENDED
                                                 APRIL 30,                                OCTOBER 31,
                                                  1997(1)        1996          1995         1994(2)
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT BEGINNING OF PERIOD.......  $  9.70         $    9.93     $    9.14     $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income (3)................     0.27              0.53          0.59        0.34
     Net Realized and Unrealized Gain (Loss)
       on Investments.........................    (0.17)            (0.11)         0.79       (0.83)
                                                -----------   -----------   -----------   -----------
     TOTAL FROM INVESTMENT OPERATIONS.........     0.10              0.42          1.38       (0.49)
                                                -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
     From Net Investment Income...............    (0.27)            (0.53)        (0.59)      (0.34)
     From Net Realized Capital Gains..........    (0.11)            (0.12)         0.00        0.00
     Tax Return of Capital....................     0.00              0.00          0.00       (0.03)
                                                -----------   -----------   -----------   -----------
     Total Distributions......................    (0.38)            (0.65)        (0.59)      (0.37)
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT END OF PERIOD.............  $  9.42         $    9.70     $    9.93     $  9.14
                                                -----------   -----------   -----------   -----------
                                                -----------   -----------   -----------   -----------
 TOTAL RETURN.................................     1.02%(4)          4.38%        15.62%      (4.90)%(4)
 RATIOS & SUPPLEMENTAL DATA
     Net Assets at End of Period (000's)......  $21,563         $  23,708     $  23,704     $12,905
     Ratio of Operating Expenses to Average
       Net Assets (3).........................     1.12%(5)          1.12%         1.06%       0.87%(5)
     Ratio of Net Investment Income to Average
       Net Assets.............................     5.61%(5)          5.46%         6.35%       6.39%(5)
     Portfolio Turnover Rate..................    20.66%(4)         68.76%       113.50%     115.63%(4)

(1) Unaudited.
(2) For the period February 22, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1997 - $0.26 and 1.33%, 1996 - $0.52 and 1.24%, 1995 - $0.56 and 1.50%, 1994 -
    $0.21 and 3.98%, respectively.
(4) Not annualized.
(5) Annualized.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                SIX MONTHS                                  PERIOD
                                                   ENDED       YEAR ENDED OCTOBER 31,        ENDED
                                                 APRIL 30,                                OCTOBER 31,
                                                  1997(1)        1996          1995         1994(2)
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT BEGINNING OF PERIOD.......  $  9.87         $    9.88     $    9.88     $ 10.00
 INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income (3)................     0.22              0.45          0.49        0.30
     Net Realized and Unrealized Gain (Loss)
       on Investments.........................    (0.01)             0.00          0.00       (0.12)
                                                -----------   -----------   -----------   -----------
     TOTAL FROM INVESTMENT OPERATIONS.........     0.21              0.45          0.49        0.18
                                                -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
     From Net Investment Income...............    (0.22)            (0.45)        (0.49)      (0.30)
     In Excess of Net Investment Income.......     0.00             (0.01)         0.00        0.00
                                                -----------   -----------   -----------   -----------
     Total Distributions......................    (0.22)            (0.46)        (0.49)      (0.30)
                                                -----------   -----------   -----------   -----------
 NET ASSET VALUE AT END OF PERIOD.............  $  9.86         $    9.87     $    9.88     $  9.88
                                                -----------   -----------   -----------   -----------
                                                -----------   -----------   -----------   -----------
 TOTAL RETURN.................................     2.14%(4)          4.63%         5.02%       1.83%(4)
 RATIOS & SUPPLEMENTAL DATA
     Net Assets at End of Period (000's)......  $31,893         $  30,527     $  33,936     $30,771
     Ratio of Operating Expenses to Average
       Net Assets (3).........................     1.02%(5)          1.00%         0.95%       0.78%(5)
     Ratio of Net Investment Income to Average
       Net Assets.............................     4.50%(5)          4.50%         4.91%       4.48%(5)
     Portfolio Turnover Rate..................    72.12%(4)        154.66%        27.86%      71.38%(4)

(1) Unaudited.
(2) For the period January 11, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows: 1995 - $0.47 and 1.08%, 1994 - $0.24 and 1.66%, respectively.
(4) Not annualized.
(5) Annualized.

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Schroder Series Trust (the "Trust", formerly WSIS Series Trust) is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. The Trust has an unlimited number of authorized shares, which are divided into five separate investment portfolios -- Schroder Equity Value Fund (formerly Wertheim Equity Value Fund), Schroder Small Capitalization Value Fund (formerly Wertheim Small Capitalization Value Fund), Schroder High Yield Income Fund (formerly Wertheim High Yield Income Fund), Schroder Investment Grade Income Fund (formerly Wertheim Investment Grade Income Fund) and Schroder Short-Term Investment Fund (formerly Wertheim Short-Term Investment Fund) (collectively, the "Funds"). The Funds (except Schroder Short-Term Investment Fund) are presently authorized to issue two classes of shares -- "Investor Shares" and "Advisor Shares." No Advisor Shares have been issued to date.

Effective March 1, 1997, the Trust changed its name from WSIS Series Trust to Schroder Series Trust. Also, the name "Schroder" replaced "Wertheim" in the name of the Funds.

Schroder High Yield Income Fund will be liquidated on June 16, 1997. The termination is subject to, and will be effected only after compliance with, applicable regulatory requirements. Financial statements for Schroder High Yield Income Fund are contained in a separate report.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of debt securities, or through obtaining

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

independent quotes from market makers. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Trustees.

REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities. The Trust's custodian takes possession of the underlying securities, the market value of which at the time of purchase at least equals the resale price, principal amount plus interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the underlying securities is marked-to-market on a daily basis to ensure the adequacy of the underlying securities. Schroder Capital Management Inc. ("Schroder"), investment adviser to the Trust, is responsible for determining that the value of the underlying securities is at all times at least equal to the resale price. In the event of default by the seller to repurchase the securities, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of sale, including accrued interest, is less than the resale price of the repurchase agreement. If the seller should be involved in bankruptcy or insolvency proceedings, realization and/or retention of the underlying securities or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

EXPENSES: Expenses are recorded on an accrual basis. Most of the expenses of the Trust can be directly attributed to a specific Fund. Expenses not directly attributed to a specific Fund are allocated among the Funds in a manner deemed equitable.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income are declared and distributed at least annually for Schroder Equity Value Fund and Schroder Small Capitalization Value Fund; declared and distributed monthly for Schroder Investment Grade Income Fund; and declared daily and distributed monthly for Schroder Short-Term Investment Fund. Distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

DEFERRED ORGANIZATION COSTS: Costs and expenses of the Trust paid by Schroder and its affiliates in connection with the organization of the Trust and the initial public offering of its shares have been deferred by the Trust and are being amortized on a straight-line basis from the date operations commenced over a period that it is expected a benefit will be realized, not to exceed five years.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

Schroder has agreed with respect to each of the Funds that, if any of the initial shares of a Fund are redeemed during such amortization period by any holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

EQUALIZATION: Schroder Investment Grade Income Fund follows an accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales and redemptions of the Fund's shares.

FEDERAL INCOME TAXES: It is the intention of the Trust for each Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds would not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds would not be subject to a federal excise tax.

As of October 31, 1996, Schroder Short-Term Investment Fund had a $104,408 realized capital loss carryforward, for Federal income tax purposes, available to be used to offset future realized capital gains. The carryforward expires on October 31, 2004.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, losses deferred due to wash sales and excise tax regulations.

NOTE 3 -- INVESTMENT ADVISORY FEES AND ADMINISTRATION AGREEMENT

The Trust has entered into an investment advisory agreement with Schroder. Under the agreement, Schroder provides investment management services, and receives for its services compensation monthly at the following annual rates based on average daily net assets of each Fund taken separately: 0.75% for Schroder Equity Value Fund; 0.95% for Schroder Small Capitalization Value Fund; 0.50% for Schroder Investment Grade Income Fund; and 0.40% for Schroder Short-Term Investment Fund.

The Trust has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). Under the Administration Agreement, the Trust pays compensation to State Street at the following annual rates based on the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

average daily net assets of each Fund taken separately: 0.08% of the first $125 million of each Fund's average daily net assets, 0.06% of the next $125 million of each Fund's average daily net assets and 0.04% of each Fund's average daily net assets in excess of $250 million, subject to certain minimum requirements.

Schroder has voluntarily agreed to reduce its compensation and, if necessary, to pay certain expenses of each of the Funds until October 31, 1997, to the extent that a Fund's expenses (other than Schroder's compensation, brokerage, interest, taxes, deferred organizational expenses, and extraordinary expenses) exceed the following annual rates: 0.80% of average daily net assets of Schroder Equity Value Fund; 0.75% of average daily net assets of Schroder Small Capitalization Value Fund; 0.62% of average daily net assets of Schroder Investment Grade Income Fund; and 0.63% of average daily net assets of Schroder Short-Term Investment Fund. The Trust pays all expenses not assumed by Schroder, including Trustees' fees, auditing, legal, custodial, and investor servicing and shareholder reporting expenses.

NOTE 4 -- TRUSTEES FEES

The Trust pays no compensation to Trustees who are employees of Schroder. Trustees who are not Schroder employees receive an annual fee of $5,000 and an additional fee of $1,500 for each Trustees' meeting attended.

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund, for the period ended April 30, 1997 were as follows:

                                                NON-                      NON-
                                             GOVERNMENT   GOVERNMENT   GOVERNMENT   GOVERNMENT
                                              PURCHASES    PURCHASES      SALES        SALES
                                             -----------  -----------  -----------  -----------

Schroder Equity Value Fund.................  1$6,092,175   $       0   1$3,641,519   $       0
Schroder Small Capitalization Value Fund...  33,491,013            0   16,796,595            0
Schroder Investment Grade Income Fund......   1,703,821    2,701,935    3,032,047    2,608,008
Schroder Short-Term Investment Fund........   2,985,180    3,990,723    3,073,783    2,104,135

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at April 30, 1997 were as follows:

                                IDENTIFIED          GROSS UNREALIZED              NET UNREALIZED
                                   COST       APPRECIATION  (DEPRECIATION)  APPRECIATION (DEPRECIATION)
                              --------------  ------------  --------------  ---------------------------

Schroder Equity Value
 Fund.......................   $ 43,072,025    $11,411,746   $   (790,504)         $  10,621,242
Schroder Small
 Capitalization Value
 Fund.......................     60,225,269    15,046,917      (1,508,411)            13,538,506
Schroder Investment Grade
 Income Fund................     21,522,304       223,867        (269,221)               (45,354)
Schroder Short-Term
 Investment Fund............     32,580,306         9,063         (23,784)               (14,721)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at April 30, 1997.

NOTE 6 -- SHAREHOLDERS' TRANSACTIONS

Following is a summary of shareholder transactions for each Fund:

                                                    Six Months Ended
                                                     April 30, 1997            Year Ended
                                                      (Unaudited)           October 31, 1996
                                                  Shares      Dollars     Shares      Dollars
                                                 ---------  -----------  ---------  -----------

SCHRODER EQUITY VALUE FUND
  Shares sold..................................    654,762  $ 8,403,307    810,872  $ 9,343,159
  Shares issued to shareholders in
    reinvestment...............................    215,593    2,666,893    314,407    3,383,017
  Shares redeemed..............................   (317,040)  (4,050,179) (1,027,306) (11,768,682)
                                                 ---------  -----------  ---------  -----------
  Net increase.................................    553,315  $ 7,020,021     97,973  $   957,494
                                                 ---------  -----------  ---------  -----------
                                                 ---------  -----------  ---------  -----------
SCHRODER SMALL CAPITALIZATION VALUE FUND
  Shares sold..................................  1,751,341  $23,828,464    992,874  $12,163,446
  Shares issued to shareholders in
    reinvestment...............................    405,553    5,333,019      2,425       28,367
  Shares redeemed..............................   (533,948)  (7,166,289) (1,719,678) (20,947,007)
                                                 ---------  -----------  ---------  -----------
  Net increase (decrease)......................  1,622,946  $21,995,194   (724,379) $(8,755,194)
                                                 ---------  -----------  ---------  -----------
                                                 ---------  -----------  ---------  -----------

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                                       32

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

                                                    Six Months Ended
                                                     April 30, 1997            Year Ended
                                                      (Unaudited)           October 31, 1996
                                                  Shares      Dollars     Shares      Dollars
                                                 ---------  -----------  ---------  -----------
SCHRODER INVESTMENT GRADE INCOME FUND
  Shares sold..................................    114,446  $ 1,096,727    790,360  $ 7,818,847
  Shares issued to shareholders in
    reinvestment...............................     89,694      857,319    169,595    1,652,197
  Shares redeemed..............................   (359,682)  (3,470,076)  (904,441)  (8,759,183)
  Income equalization paid.....................          0        7,545          0        7,265
                                                 ---------  -----------  ---------  -----------
  Net (decrease) increase......................   (155,542) $(1,508,485)    55,514  $   719,126
                                                 ---------  -----------  ---------  -----------
                                                 ---------  -----------  ---------  -----------
SCHRODER SHORT-TERM INVESTMENT FUND
  Shares sold..................................    741,361  $ 7,307,594    946,514  $ 9,335,247
  Shares issued to shareholders in
    reinvestment...............................     69,205      682,354    154,582    1,524,331
  Shares redeemed..............................   (668,636)  (6,591,860) (1,440,993) (14,216,253)
                                                 ---------  -----------  ---------  -----------
  Net increase (decrease)......................    141,930  $ 1,398,088   (339,897) $(3,356,675)
                                                 ---------  -----------  ---------  -----------
                                                 ---------  -----------  ---------  -----------

NOTE 7 -- BENEFICIAL INTEREST

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders.

                                                                           5% or Greater Shareholders
                                                                           Number       % of Fund Held
                                                                        -------------  -----------------

Schroder Equity Value Fund............................................            2            27.28%
Schroder Small Capitalization Value Fund..............................            4            33.04%
Schroder Investment Grade Income Fund.................................            2            44.46%
Schroder Short-Term Investment Fund...................................            1             6.52%

NOTE 8 -- SUBSEQUENT EVENT

The Trust has filed an amendment to its registration statement with the Securities and Exchange Commission in connection with the organization of a sixth investment portfolio -- Schroder MidCap Value Fund. As of June 20, 1997 this Fund had no investment operations.

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Schroder Capital Management Inc.

OFFICERS
Ashbel C. Williams, Jr., President
David Gibson, Vice President
Jane P. Lucas, Vice President
Catherine A. Mazza, Vice President
Mark J. Smith, Vice President
Robert Jackowitz, Treasurer
Alexandra Poe, Clerk
Barbara Gottlieb, Assistant Clerk

TRUSTEES
Madelon DeVoe Tally
David N. Dinkins
David Gibson
John I. Howell
Peter S. Knight

TRANSFER AND SHAREHOLDER SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

 The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust.